SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Accounting Policies [Line Items]
Asset Impairment Charges	$ 0	$ 0	$ 23,711
Percentage Of Recognized Contractual Revenue	100.00%
Goodwill, Impairment Loss	0	0	0
Effective Value Added Tax Rate	17.00%
Percentage Of After Tax Income Transferred To Statutory Reserved	10.00%
Statutory Reserved, Balance, Maximum ,Description	50% of the registered capital
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	799,609	(275,341)	1,326,011
Concentration Risk, Percentage	10.00%	10.00%
Percentage Of Currency Depreciation	2.31%	2.22%	4.64%
Retained Amount of Accounts Receivable	6,549,418	2,091,805	0
Government Grants Received	11,322,147	5,408,210	2,374,496
Revenue from Grants	4,877,720	3,294,511	1,823,851
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Translation adjustments, net of nil tax	4,193,473	5,910,090	9,308,905
Integrated solutions contract Duration Minimum	1 year
Integrated Solutions Contract Revenue	11,252,708
Decreased Net Income Per Share Basic	$ 0.20
Decreased Net Income Per Share diluted	$ 0.20
Acquired Finite-lived Intangible Asset, Residual Value	0
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	14,016,821
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	6,842,019
Equity Method Investee [Member]
Accounting Policies [Line Items]
Impairment loss on long-term investment	0	0	0
Cost-method Investments [Member]
Accounting Policies [Line Items]
Impairment loss on long-term investment	$ 0	$ 0	$ 165,948
Software Development [Member]
Accounting Policies [Line Items]
Percentage Of Value Added Tax Refunded	3.00%
Minimum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period	6 months
Major Term Of Integrated Contract	1 year
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period	3 years
Major Term Of Integrated Contract	3 years
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years